Leases - Summary of Lessee Operating Lease Liability Maturity (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Jan. 01, 2020
Lessee Operating Lease Liability Maturity [Line Items]
2021	¥ 3,854
2022	409
2023	239
Total lease payment	4,502
Less: interest	(206)
Present value of operating lease liability	4,296	¥ 11,700
Operating leases not yet commenced	¥ 0